RELATED PARTY TRANSACTIONS Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related party receivables	$ 8,451	$ 449
Related party payables	4,101	2,555
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Related party receivables	2	0
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	1,139	0
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Related party receivables	2,534	0
Management [Member]
Related Party Transaction [Line Items]
Related party receivables	285	0
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	4,455	0
Related party payables	176	62
Frontline 2012 [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 0	38
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Variable interest rate level	0.10%
Related party receivables	$ 36	0
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Related party payables	3,924	1,558
ICB Shipping (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Related party payables	0	579
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables	0	411
Related party payables	1	0
The Former Golden Ocean [Member]
Related Party Transaction [Line Items]
Related party payables	$ 0	$ 356